Off-Balance Sheet Arrangements, Commitments And Ccontingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
OFF-BALANCE SHEET ARRANGEMENTS, COMMITMENTS AND CONTINGENCIES
OFF-BALANCE SHEET ARRANGEMENTS, COMMITMENTS AND CONTINGENCIES

15. OFF-BALANCE SHEET ARRANGEMENTS, COMMITMENTS AND CONTINGENCIES

        The following table summarizes Green's contractual obligations and other commitments to make future payments as of the date indicated (other than securities sold under agreements to repurchase). Green's future cash payments associated with its contractual obligations pursuant to its certificates and other time deposits, FHLB advances including interest, and operating leases, as of the date indicated are as follows:

	March 31, 2015
	1 year or less	More than 1 year but less than 3 years	3 years or more but less than 5 years	5 years or more	Total
	(Dollars in thousands)
Certificates and other time deposits	$383,667	$205,372	$74,412	$—	$663,451
Federal Home Loan Bank advances	3,750	1,158	2,077	556	7,541
Operating leases	1,251	2,416	1,491	2,023	7,181

Total	$388,668	$208,946	$77,980	$2,579	$678,173

        Payments related to leases are based on actual payments specified in underlying contracts.

        Leases—A summary of Green's noncancelable future operating lease commitments as of the date indicated was as follows:

March 31, 2015
(Dollars in thousands)
2015	$933
2016	1,274
2017	1,215
2018	860
2019	758
Thereafter	2,141

Total	$7,181

        Green leases certain office facilities and equipment under operating leases. Rent expense under all noncancelable operating lease obligations, net of income from noncancelable subleases aggregated, was approximately $392 thousand and $329 thousand for the three months ended March 31, 2015 and 2014, respectively.

        Litigation—Green from time to time is involved in routine litigation arising from the normal course of business. Management does not believe that there are any pending or threatened proceedings against Green which, upon resolution, would have a material effect on the consolidated financial statements.

        Financial Instruments with Off-Balance Sheet Risk—In the normal course of business, Green is a party to various financial instruments with off-balance sheet risk to meet the financial needs of its customers. These financial instruments include commitments to extend credit and standby letters of credit. These instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amounts recognized in the consolidated balance sheets. Green's exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit is represented by the contractual or notional amount of these instruments. Green uses the same credit policies in making these commitments and conditional obligations as it does for on-balance sheet instruments.

        The following is a summary of the various financial instruments outstanding as of the date set forth:

	March 31, 2015
	1 year or less	More than 1 year but less than 3 years	3 years or more but less than 5 years	5 years or more	Total
	(Dollars in thousands)
Commitments to extend credit	$158,446	$179,717	$99,475	$75,576	$513,214
Standby and commercial letters of credit	3,707	69	—	—	3,776

Total	$162,153	$179,786	$99,475	$75,576	$516,990

        Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since many of the commitments are expected to expire without being fully drawn upon, the total commitment amounts disclosed above do not necessarily represent future cash requirements. Green evaluates each customer's creditworthiness on a case-by-case basis. The amount of collateral obtained, if considered necessary by Green, upon extension of credit, is based on management's credit evaluation of the customer.

        Standby and commercial letters of credit are conditional commitments issued by Green to guarantee the performance of a customer to a third party. In the event of nonperformance by the customer, Green has rights to the underlying collateral, which can include commercial real estate, physical plant and property, inventory, receivables, cash and marketable securities. The credit risk to Green in issuing letters of credit is essentially the same as that involved in extending loan facilities to its customers.

15. OFF-BALANCE SHEET ARRANGEMENTS, COMMITMENTS AND CONTINGENCIES

        The following table summarizes Green's contractual obligations and other commitments to make future payments as of the date indicated (other than securities sold under agreements to repurchase). Green's future cash payments associated with its contractual obligations pursuant to its certificates and other time deposits, FHLB advances including interest, and operating leases, as of the date indicated are as follows:

	December 31, 2014
	1 year or less	More than 1 year but less than 3 years	3 years or more but less than 5 years	5 years or more	Total
	(Dollars in thousands)
Certificates and other time deposits	$329,760	$200,627	$105,953	$—	$636,340
FHLB advances	43,760	1,411	2,084	567	47,822
Operating leases	1,294	2,489	1,618	2,141	7,542

Total	$374,814	$204,527	$109,655	$2,708	$691,704

        Payments related to leases are based on actual payments specified in underlying contracts.

        Leases—A summary as of December 31, 2014, of Green's noncancelable future operating lease commitments is as follows (in thousands):

2015	$1,294
2016	1,274
2017	1,215
2018	860
2019	758
Thereafter	2,141

Total	$7,542

        Green leases certain office facilities and equipment under operating leases. Rent expense under all noncancelable operating lease obligations, net of income from noncancelable subleases aggregated, was approximately $1.4 million, $1.4 million and $1.2 million for the years ended December 31, 2014, 2013 and 2012, respectively.

        Litigation—Green from time to time is involved in routine litigation arising from the normal course of business. Management does not believe that there are any pending or threatened proceedings against Green which, upon resolution, would have a material effect on the consolidated financial statements.

        Financial Instruments with Off-Balance Sheet Risk—In the normal course of business, Green is a party to various financial instruments with off-balance sheet risk to meet the financial needs of its customers. These financial instruments include commitments to extend credit and standby letters of credit. These instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amounts recognized in the consolidated balance sheets. Green's exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit is represented by the contractual or notional amount of these instruments. Green uses the same credit policies in making these commitments and conditional obligations as it does for on-balance sheet instruments.

        The following is a summary of the various financial instruments outstanding as of the date set forth:

	December 31, 2014
	1 year or less	More than 1 year but less than 3 years	3 years or more but less than 5 years	5 years or more	Total
	(Dollars in thousands)
Commitments to extend credit	$140,088	$175,524	$95,336	$89,667	$500,615
Standby and commercial letters of credit	11,891	391	—	—	12,282

Total	$151,979	$175,915	$95,336	$89,667	$512,897

        Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since many of the commitments are expected to expire without being fully drawn upon, the total commitment amounts disclosed above do not necessarily represent future cash requirements. Green evaluates each customer's creditworthiness on a case-by-case basis. The amount of collateral obtained, if considered necessary by Green, upon extension of credit, is based on management's credit evaluation of the customer.

        Standby and commercial letters of credit are conditional commitments issued by Green to guarantee the performance of a customer to a third party. In the event of nonperformance by the customer, Green has rights to the underlying collateral, which can include commercial real estate, physical plant and property, inventory, receivables, cash and marketable securities. The credit risk to Green in issuing letters of credit is essentially the same as that involved in extending loan facilities to its customers.